CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets
Intangible assets	$ 1,473	$ 1,662
Property, plant and equipment	2,390	1,842
Derivative financial instruments	9	7
Deferred tax assets	54	71
Employee benefit assets	27	78
Other non-current assets	4	4
Non-current assets	3,957	3,664
Current assets
Inventories	567	407
Trade and other receivables	509	512
Contract assets	239	182
Derivative financial instruments	38	97
Cash, cash equivalents and restricted cash	555	463
Total current assets	1,908	1,661
TOTAL ASSETS	5,865	5,325
Equity attributable to owners of the parent
Equity share capital	267	7
Share premium	5,989	5,992
Other reserves	(5,657)	(5,593)
Retained earnings	(144)	(120)
Equity attributable to owners of parent	455	286
TOTAL EQUITY	455	286
Non-current liabilities
Borrowings	3,524	2,831
Employee benefit obligations	149	256
Derivative financial instruments	17	2
Deferred tax liabilities	158	207
Other liabilities and provisions	98	343
Non-current liabilities	3,946	3,639
Current liabilities
Borrowings	68	56
Interest payable	13	12
Derivative financial instruments	40	10
Trade and other payables	1,298	1,270
Income tax payable	35	40
Provisions	10	10
Deferred income		2
Current liabilities	1,464	1,400
TOTAL LIABILITIES	5,410	5,039
TOTAL EQUITY and LIABILITIES	$ 5,865	$ 5,325